Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001820566
Registrant Name	INSPIRATO INCORPORATED
Form Type	SC 14A
Submission Type	PRER14A
Fee Exhibit Type	EX-FILING FEES